Ell

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 30.2%
	AEROSPACE & DEFENSE - 1.0%
151	AeroVironment, Inc.(a)	$ 24,926
801	General Dynamics Corporation	283,745
840	L3Harris Technologies, Inc.	244,096
		552,767
	ASSET MANAGEMENT - 0.8%
16,483	Invesco Ltd.	434,986

	AUTOMOTIVE - 0.8%
17,349	Ford Motor Company	241,151
2,288	General Motors Company	176,359
		417,510
	BANKING - 1.5%
7,116	Huntington Bancshares Inc	126,167
609	M&T Bank Corporation	144,948
5,137	Regions Financial Corporation	155,137
2,062	Toronto-Dominion Bank (The)	250,389
2,610	US Bancorp	157,644
		834,285
	BEVERAGES - 0.7%
2,028	Celsius Holdings, Inc.(a)	59,380
3,637	Monster Beverage Corporation(a)	349,588
		408,968
	BIOTECH & PHARMA - 1.0%
48	Eli Lilly & Company	57,573
305	Insmed, Inc.(a)	32,519
1,391	Johnson & Johnson	353,272
187	Madrigal Pharmaceuticals, Inc.(a)	100,410
		543,774
	CABLE & SATELLITE - 0.1%
284	Charter Communications, Inc., Class A(a)	40,388

	CHEMICALS - 0.4%
1,114	CF Industries Holdings, Inc.	120,602

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 30.2% (Continued)
	CHEMICALS - 0.4% (Continued)
5,413	Mosaic Company (The)	$ 114,701
		235,303
	COMMERCIAL SUPPORT SERVICES - 0.7%
956	Republic Services, Inc.	203,705
4,664	Rollins, Inc.	194,675
		398,380
	ELECTRICAL EQUIPMENT - 0.1%
583	Nextpower, Inc., Class A(a)	69,459

	HEALTH CARE FACILITIES & SERVICES - 2.9%
1,970	Cardinal Health, Inc.	467,994
1,116	Cencora, Inc.	315,806
1,858	Centene Corporation(a)	119,265
1,705	CVS Health Corporation	176,382
801	HCA Healthcare, Inc.	312,302
311	Humana, Inc.	123,535
667	Universal Health Services, Inc., Class B	99,176
		1,614,460
	HEALTH CARE REIT - 0.6%
3,779	Ventas, Inc.	335,575

	HOME & OFFICE PRODUCTS - 0.2%
1,133	Somnigroup International, Inc.	88,827

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
2,382	Bank of New York Mellon Corporation (The)	344,462
1,083	Cboe Global Markets, Inc.	262,812
887	CME Group, Inc.	195,876
592	Evercore, Inc., Class A	202,132
1,330	Intercontinental Exchange, Inc.	163,736
2,756	Nasdaq, Inc.	217,228
		1,386,246
	INSURANCE - 3.2%
657	Allstate Corporation (The)	156,327

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 30.2% (Continued)
	INSURANCE - 3.2% (Continued)
1,890	Globe Life, Inc.	$ 337,705
1,022	Hartford Insurance Group, Inc. (The)	135,435
4,014	Loews Corporation	454,426
1,423	MetLife, Inc.	120,400
1,556	Principal Financial Group, Inc.	167,706
445	Progressive Corporation (The)	97,210
491	Travelers Companies, Inc. (The)	162,089
2,020	W R Berkley Corporation	142,471
		1,773,769
	INTERNET MEDIA & SERVICES - 0.4%
848	VeriSign, Inc.	213,323

	LEISURE FACILITIES & SERVICES - 0.7%
9,001	Carnival Corp Ltd.	257,158
518	TKO Group Holdings, Inc.	104,279
		361,437
	MEDICAL EQUIPMENT & DEVICES - 0.3%
1,804	Abbott Laboratories	163,695

	METALS & MINING - 2.7%
280	Agnico Eagle Mines Ltd.	43,436
4,948	Barrick Mining Corporation	181,740
11,732	Coeur Mining, Inc.	191,466
5,106	Equinox Gold Corporation	49,630
6,072	First Majestic Silver Corporation	102,981
7,014	Hecla Mining Company	108,226
9,612	IAMGOLD Corporation(a)	152,254
7,504	Kinross Gold Corporation	177,244
2,967	Newmont Corporation	277,119
4,335	Pan American Silver Corporation	194,165
		1,478,261
	MORTGAGE FINANCE - 0.2%
9,621	AGNC Investment Corporation	104,869

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 30.2% (Continued)
	OIL & GAS PRODUCERS - 0.5%
1,008	Expand Energy Corporation	$ 91,920
791	Marathon Petroleum Corporation	202,234
		294,154
	REAL ESTATE SERVICES - 0.2%
300	Jones Lang LaSalle, Inc.(a)	92,985

	RETAIL - CONSUMER STAPLES - 0.5%
1,698	Dollar General Corporation	195,457
589	Five Below, Inc.(a)	105,896
		301,353
	RETAIL - DISCRETIONARY - 0.5%
1,793	TJX Companies, Inc. (The)	271,640

	SEMICONDUCTORS - 1.5%
364	Advanced Micro Devices, Inc.(a)	211,451
151	Astera Labs, Inc.(a)	72,936
372	Micron Technology, Inc.	429,397
83	SiTime Corporation(a)	61,881
138	Teradyne, Inc.	66,770
		842,435
	SOFTWARE - 0.2%
294	Palantir Technologies, Inc., Class A(a)	34,301
4,218	QXO, Inc.(a)	72,887
		107,188
	SPECIALTY FINANCE - 0.6%
970	Capital One Financial Corporation	194,601
1,601	Synchrony Financial	121,756
		316,357
	TECHNOLOGY HARDWARE - 2.1%
337	Applied Optoelectronics, Inc.(a)	49,930
3,628	Cisco Systems, Inc.	426,145
593	Credo Technology Group Holding Ltd.(a)	161,266
269	Dell Technologies, Inc., Class C	116,063
2,337	Hewlett Packard Enterprise Company	105,422

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 30.2% (Continued)
	TECHNOLOGY HARDWARE - 2.1% (Continued)
464	Sanmina Corporation(a)	$ 117,429
183	Seagate Technology Holdings PLC	176,595
		1,152,850
	TELECOMMUNICATIONS - 1.2%
18,707	AT&T, Inc.	387,234
6,232	Verizon Communications, Inc.	263,863
		651,097
	TRANSPORTATION & LOGISTICS - 1.8%
7,305	American Airlines Group, Inc.(a)	132,001
4,268	Delta Air Lines, Inc.	399,740
2,414	Southwest Airlines Company	124,128
2,450	United Airlines Holdings, Inc.(a)	333,176
		989,045
	WHOLESALE - CONSUMER STAPLES - 0.3%
2,260	Archer-Daniels-Midland Company	172,664

	TOTAL COMMON STOCKS (Cost $15,317,443)	16,648,050

	EXCHANGE-TRADED FUNDS — 34.8%
	EQUITY - 22.3%
2,309	Global X MSCI Greece ETF	174,330
4,518	Invesco Nasdaq 100 ETF	1,368,818
1,860	Invesco QQQ Trust Series 1 ETF	1,369,704
21,627	Invesco S&P 500 BuyWrite ETF	495,258
12,122	Invesco S&P 500 Pure Value ETF	1,379,725
20,231	iShares Mortgage Real Estate ETF	446,094
23,476	iShares MSCI Australia ETF	661,084
3,705	iShares MSCI Austria ETF	156,814
4,780	iShares MSCI Brazil ETF	164,910
4,089	iShares MSCI Chile ETF	162,333
3,319	iShares MSCI France ETF	150,782
1,506	iShares MSCI Germany ETF	62,303

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 34.8% (Continued)
	EQUITY - 22.3% (Continued)
2,570	iShares MSCI Italy ETF	$ 152,247
6,009	iShares MSCI Malaysia ETF	161,943
2,189	iShares MSCI Mexico ETF	164,766
2,276	iShares MSCI Netherlands ETF	160,094
2,002	iShares MSCI Peru and Global Exposure ETF	167,167
4,238	iShares MSCI Poland ETF, USD CLASS	163,629
1,767	iShares MSCI South Africa ETF	111,657
834	iShares MSCI South Korea ETF	168,385
2,635	iShares MSCI Spain ETF	156,493
2,893	iShares MSCI Sweden ETF	144,592
2,417	iShares MSCI Switzerland ETF	151,908
1,670	iShares MSCI Taiwan ETF	181,379
2,337	iShares MSCI Thailand ETF	168,988
4,494	iShares MSCI Turkey ETF	174,727
3,252	iShares MSCI United Kingdom ETF	150,047
5,771	iShares Russell 1000 Value ETF	1,399,063
9,091	JPMorgan BetaBuilders Japan ETF	684,643
10,549	State Street SPDR S&P International Dividend ETF	484,828
3,106	Vanguard High Dividend Yield ETF	490,841
2,583	Vanguard Real Estate ETF	249,079
		12,278,631
	FIXED INCOME - 12.5%
8,201	FlexShares High Yield Value-Scored Bond Index Fund	330,172
24,153	Invesco Senior Loan ETF	491,997
7,783	iShares 0-5 Year High Yield Corporate Bond ETF	330,077
12,954	iShares 1-3 Year Treasury Bond ETF	1,063,652
2,623	iShares 1-5 Year Investment Grade Corporate Bond	137,471
5,214	iShares 3-7 Year Treasury Bond ETF	612,384
3,755	iShares 7-10 Year Treasury Bond ETF	355,110
12,184	iShares Fallen Angels USD Bond ETF	331,892
1,256	iShares iBoxx $ Investment Grade Corporate Bond ETF	136,992
12,231	iShares J.P. Morgan EM High Yield Bond ETF	497,374
5,148	iShares J.P. Morgan USD Emerging Markets Bond ETF	496,473
1,284	iShares National Muni Bond ETF	138,184

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 34.8% (Continued)
	FIXED INCOME - 12.5% (Continued)
12,750	iShares Preferred and Income Securities ETF			$ 388,748
7,271	iShares US & Intl High Yield Corp Bond ETF			329,304
5,157	Schwab US TIPS ETF			136,661
4,468	SPDR Bloomberg Investment Grade Floating Rate ETF			137,838
4,579	State Street SPDR Bloomberg Convertible Securities ETF			493,708
3,424	State Street SPDR Bloomberg High Yield Bond ETF			329,971
3,407	State Street SPDR FTSE International Government			134,202
				6,872,210

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,608,410)			19,150,841

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.2%
	U.S. TREASURY BILLS — 13.2%
1,000,000	United States Treasury Bill(b)	1.8200	07/02/26	999,900
1,900,000	United States Treasury Bill(b)	3.4800	07/21/26	1,896,205
1,000,000	United States Treasury Bill(b)	3.5200	07/30/26	997,112
1,900,000	United States Treasury Bill(b)	3.6200	08/18/26	1,890,804
1,500,000	United States Treasury Bill(b)	3.6500	08/25/26	1,491,635
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,275,924)			7,275,656

	SHORT-TERM INVESTMENT — 13.9%
	MONEY MARKET FUND - 13.9%
7,673,798	First American Treasury Obligations Fund, Class X, 3.57%(c)(e) (Cost $7,673,798)			7,673,798

	TOTAL INVESTMENTS - 92.1% (Cost $47,875,575)			$ 50,748,345
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.9%			4,336,354
	NET ASSETS - 100.0%			$ 55,084,699

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
49	3-Month CORRA Futures	12/16/2026	$ 8,435,424	$ 20,771
51	3-Month CORRA Futures	03/17/2027	8,767,143	14,168
4	Carbon Emissions Future(e)	12/15/2026	366,153	(3,450)
25	CBOT Soybean Oil Future(e)	12/15/2026	980,250	(40,351)
31	CBOT Wheat Future(e)	12/15/2026	936,975	(26,738)
43	CME Australian Dollar Currency Future	09/15/2026	2,971,730	(36,560)
117	CME Brazilian Real Currency Future	08/03/2026	2,246,400	8,085
2	CME E Mini Consumer Staples Select Sector Futures	09/21/2026	168,960	(3,960)
2	CME E Mini Energy Select Sector Futures	09/21/2026	224,560	(9,080)
1	CME E Mini Financial Select Sector Futures	09/21/2026	166,598	(52)
1	CME E Mini Health Care Select Sector Futures	09/21/2026	161,570	6,260
1	CME E Mini Industrial Select Sector Futures	09/21/2026	188,190	6,670
2	CME E Mini Materials Select Sector Futures	09/21/2026	217,420	(6,980)
1	CME E Mini Technology Select Sector Futures	09/21/2026	387,410	(2,790)
1	CME E Mini Utilities Select Sector Futures	09/21/2026	92,180	1,540
20	CME E-Mini Standard & Poor's 500 Index Future	09/21/2026	7,548,250	49,100
5	CME Feeder Cattle Future(e)	08/28/2026	911,500	16,950
9	CME Live Cattle Future(e)	09/01/2026	872,730	(14,390)
8	CME Live Cattle Future(e)	01/01/2027	756,400	26,880
80	CME Mexican Peso Currency Future	09/15/2026	2,272,800	(7,755)
9	CME Norwegian Krone Currency Future	09/15/2026	1,815,750	(85,500)
75	CME South African Rand Currency Future	09/15/2026	2,275,313	25,763
8	COMEX Copper Future(e)	09/29/2026	1,250,800	(62,500)
2	COMEX Silver Future(e)	09/29/2026	599,220	(106,170)
5	E-mini S&P Real Estate Select Sector Stock Index	09/21/2026	271,500	(4,563)
13	ICE Brent Crude Oil Future(e)	08/03/2026	948,350	(240,170)
12	ICE Gas Oil Future(e)	09/11/2026	1,059,300	(143,950)
25	ICE Natural Gas Future(e)	08/28/2026	1,052,314	(159,190)
7	Montreal Exchange 10 Year Canadian Bond Future	09/21/2026	597,737	64
17	NYBOT CTN Number 2 Cotton Future(e)	12/09/2026	652,800	(30,085)
14	NYMEX Light Sweet Crude Oil Future(e)	08/21/2026	969,780	(293,620)
11	NYMEX Light Sweet Crude Oil Future(e)	11/23/2026	751,850	(135,220)
8	NYMEX NY Harbor ULSD Futures(e)	09/01/2026	1,061,794	(136,537)
6	NYMEX NY Harbor ULSD Futures(e)	12/01/2026	746,525	(110,909)
10	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	09/01/2026	1,147,061	(137,264)
8	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	12/01/2026	755,832	(103,219)
27	Three Month SONIA Index Futures	09/20/2028	8,599,667	11,117
	TOTAL OPEN LONG FUTURES CONTRACTS			$ (1,713,635)

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Value and Unrealized Appreciation (Depreciation)
48	CBOT 2 Year US Treasury Note Future	10/01/2026	$ 9,894,375	$ 14,760
47	CBOT 5 Year US Treasury Note	10/01/2026	5,031,203	(1,601)
81	CBOT Corn Future(e)	12/15/2026	1,765,800	96,750
6	CBOT Soybean Future(e)	11/16/2026	343,125	(312)
14	CBOT Soybean Meal Future(e)	12/15/2026	424,340	300
25	CBOT Wheat Future(e)	12/15/2026	755,625	55,825
26	CME British Pound Currency Future	09/15/2026	2,153,938	13,814
42	CME Canadian Dollar Currency Future	09/16/2026	2,966,880	49,756
21	CME Euro Foreign Exchange Currency Future	09/15/2026	3,007,331	35,994
39	CME Japanese Yen Currency Future	09/15/2026	3,016,163	44,568
22	CME Lean Hogs Future(e)	08/17/2026	864,160	12,570
36	CME New Zealand Dollar Currency Future	09/15/2026	2,049,840	44,055
13	CME Swedish Krona Currency Future	09/15/2026	2,691,000	51,630
19	CME Swiss Franc Currency Future	09/15/2026	2,962,931	39,544
1	COMEX Gold 100 Troy Ounces Future(e)	08/28/2026	403,850	–
5	Eurex 10 Year Euro BUND Future	09/09/2026	727,075	(9,541)
40	Eurex 2 Year Euro SCHATZ Future	09/09/2026	4,840,014	(12,757)
19	Eurex 5 Year Euro BOBL Future	09/09/2026	2,503,392	(16,914)
2	Euro-BTP Italian Bond Futures	09/09/2026	272,582	(3,994)
82	Euronext Milling Wheat Future(e)	09/11/2026	945,758	7,681
60	EUX Short term Euro-BTP Futures	09/09/2026	7,334,704	(28,264)
4	French Government Bond Futures	09/09/2026	548,042	(6,122)
35	KFE 10 Year Treasury Bond Future	09/16/2026	2,427,042	(24,554)
99	KFE 3 Year Treasury Bond Future	09/16/2026	6,610,966	(28,867)
25	Long Gilt Future	09/29/2026	2,958,244	(37,763)
118	Montreal Exchange 2 Year Canadian Bond Future	09/21/2026	8,761,602	(20,445)
38	Montreal Exchange 5 Year Canadian Bond Future	09/21/2026	3,030,247	(15,887)
17	NYBOT CSC Cocoa Future(e)	09/16/2026	863,260	(161,480)
7	NYBOT CSC Coffee Future(e)	09/21/2026	778,181	(110,906)
89	NYBOT CSC Number 11 World Sugar Future(e)	10/01/2026	1,477,258	7,851
35	NYMEX Henry Hub Natural Gas Futures(e)	08/28/2026	1,117,900	(14,800)
19	NYMEX Henry Hub Natural Gas Futures(e)	11/27/2026	756,200	21,360
7	NYMEX Platinum Future(e)	10/29/2026	548,030	19,310
32	SFE 10 Year Australian Bond Future	09/16/2026	2,431,776	(33,650)
90	SFE 3 Year Australian Bond Future	09/16/2026	6,514,055	(26,190)
6	TSE Japanese 10 Year Bond Futures	09/15/2026	4,715,224	(10,556)
22	Ultra 10-Year US Treasury Note Futures	09/22/2026	2,474,313	(16,438)
	TOTAL OPEN SHORT FUTURES CONTRACTS			$ (65,273)

	TOTAL FUTURES CONTRACTS			$ (1,778,908)

ALPHACENTRIC SYMMETRY STRATEGY FUND (SYMAX, SYMCX, SYMIX)
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Apreciation/ (Depreciation)

SOC	Markit CDX North America High Yield Index	Sell	5.00%	304.55%	Quarterly	6/20/2031	$535,000	$ 55,016	$ 26,568	$ 28,448
SOC	Markit CDX North America Investment Grade Index	Sell	1.00%	50.95%	Quarterly	6/20/2031	535,000	15,107	10,917	4,190
SOC	Markit iTraxx Europe Index(f)	Sell	1.00%	51.58%	Quarterly	6/20/2031	505,500	15,085	9,628	5,457
SOC	Markit iTraxx Europe Crossover Index(f)	Sell	5.00%	244.52%	Quarterly	6/20/2031	505,500	73,739	48,202	25,537
		Net Unrealized Appreciation on Swap Contracts							$ 95,315	$ 63,632

ETF	- Exchange-Traded Fund
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt
SOC	- Societe Generale
WF	- Wells Fargo
(a)	Non-income producing security.
(b)	Zero coupon bond.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the ACSSF Fund Limited.
(f)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of June 30, 2026.